PROPERTY AND EQUIPMENT, NET - Acquired under finance leases and other financing arrangement (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
At cost:
Finance leases, net	¥ 7,764,891	¥ 6,070,349
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net